Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
11.	Related Party Transactions

Agreements with Adimab, LLC

The Company made payments to Adimab of $16,000 and $58,000 during the three months ended September 30, 2018 and 2017, respectively, and $0.1 million and $0.1 million during the nine months ended September 30, 2018 and 2017, respectively, under the Adimab Option Agreement. The Company recognized less than $0.1 million and $0 during the three months ended September 30, 2018 and 2017, respectively, and $0.1 million and $0.1 million during the nine months ended September 30, 2018 and 2017, respectively, of research and development expense under the Adimab Option Agreement. As of September 30, 2018 and December 31, 2017, the Company owed $0 and $21,000, respectively, to Adimab under the Adimab Option Agreement. The chairman of the Company’s board of directors is a co-founder of Adimab and currently serves as Adimab’s Chief Executive Officer.

Services and Facilities Agreement with EveliQure Biotechnologies GmbH

The Company’s wholly owned subsidiary, Arsanis Biosciences GmbH, leases office and lab space in Vienna, Austria from a third party. In February 2015, Arsanis Biosciences GmbH entered into a services and facilities agreement with EveliQure Biotechnologies GmbH (“EveliQure”) under which the Company provides certain laboratory services and sublets office and lab space to EveliQure. Tamas Henics, the husband of Eszter Nagy, the Company’s former Chief Scientific Officer, serves as Chief Scientific Officer at EveliQure.

On June 28, 2018 and in accordance with the terms of this agreement with EveliQure, the Company provided EveliQure with written notice that the services and facilities agreement will terminate and EveliQure will vacate the sublet space no later than December 31, 2018.

During the three and nine months ended September 30, 2018, the Company received payments from EveliQure under the agreement of less than $0.1 million and $0.1 million, respectively, and less than $0.1 million and less than $0.1 million during the three and nine months ended September 30, 2017, respectively. During the three and nine months ended September 30, 2018 and 2017, the Company recognized other income under the agreement of less than $0.1 million in each period. As of September 30, 2018 and December 31, 2017, amounts due from EveliQure totaled less than $0.1 million and $0.1 million, respectively.

17.	Related Party Transactions

Agreements with Adimab, LLC

In May 2011, the Company entered into the Adimab Collaboration Agreement with Adimab (see Note 7). The chairman of the Company’s board of directors is a co-founder of Adimab and currently serves as Adimab’s Chief Executive Officer. During the year ended December 31, 2017, 2016 and 2015, the Company made payments to Adimab of $0, $0.1 million and $0.2 million, respectively, under the Adimab Collaboration Agreement. During the years ended December 31, 2017, 2016 and 2015, the Company recognized research and development expense of $0, $8,000 and $0.2 million, respectively, in connection with the Adimab Collaboration Agreement. As of December 31, 2017 and 2016, no amounts were due to Adimab under the Adimab Collaboration Agreement.

In February 2017, the Company entered into the Adimab Option Agreement with Adimab (see Note 7). During the year ended December 31, 2017, the Company made payments to Adimab of $0.1 million and recognized $0.1 million of research and development expense under the Adimab Option Agreement. As of December 31, 2017, the Company owed $21,000 to Adimab under the Adimab Option Agreement.

Agreements with the Gates Foundation

In February 2017, the Company entered into a grant agreement with the Gates Foundation (see Note 7). In April 2017, the Company entered into a letter agreement with the Gates Foundation (see Note 7). In connection with the letter agreement, the Gates Foundation purchased $8.0 million of shares of the Company’s Series D preferred stock and the Gates Foundation became a principal stockholder of the Company. In March 2017, the Company received a payment of $1.6 million from the Gates Foundation under the grant agreement. During the year ended December 31, 2017, the Company recognized grant income of $1.6 million under the grant agreement upon incurring qualifying expenses. As of December 31, 2017, unearned income under the grant agreement was $0.

The Company classified the proceeds received from the Gates Foundation in connection with the Company’s sale and issuance of Series D preferred stock and the grant agreement as restricted cash (current) in the consolidated balance sheet due to restrictions on the use of funds imposed by the agreements (see Note 2). During the year ended December 31, 2017, the Company incurred qualifying expenses of $8 million under the letter agreement with the Gates Foundation, resulting in no remaining restricted cash under the agreement as of December 31, 2017.

Services and Facilities Agreement with EveliQure Biotechnologies GmbH

The Company’s wholly owned subsidiary, Arsanis Biosciences GmbH, leases office and lab space in Vienna, Austria from a third party. In February 2015, Arsanis Biosciences GmbH entered into a services and facilities agreement with EveliQure Biotechnologies GmbH (“EveliQure”) under which the Company provides certain laboratory services and sublets office and lab space to EveliQure. Tamas Henics, the husband of Eszter Nagy, the Company’s Chief Scientific Officer, serves as Chief Scientific Officer at EveliQure. During the years ended December 31, 2017, 2016 and 2015, the Company received payments from EveliQure under the agreement of less than $0.1 million in each period. During the years ended December 31, 2017, 2016 and 2015, the Company recognized other income under the agreement of $0.1 million, less than $0.1 million and less than $0.1 million. As of December 31, 2017 and 2016, amounts due from EveliQure totaled $0.1 million and less than $0.1 million, respectively.